Reporting Entity - Summary of Consolidated Subsidiaries (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017
LG Display (China) Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Cash contribution for capital increase in consolidated subsidiaries	₩ 8,557
Money Market Trust [Member]
Disclosure of subsidiaries [Line Items]
Acquired value		₩ 61,471